Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Transactions Between Related Parties

	2018 £m	2017 £m	2016 £m

Transactions

– revenue	473	366	370

– purchases	(101)	(218)	(298)

– other net income	216	699	1,023

Amounts receivable at 31 December	26	40	270

Amounts payable at 31 December	(1)	(1)	(2)

Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services

	2018 £m	2017 £m	2016 £m

The total compensation for key management personnel, including Directors, was:

– salaries and other short-term employee benefits	21	24	18

– post-employment benefits	4	5	3

– share-based payments	18	16	12

	43	45	33

The following table, which is not part of IAS24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chairman			Non-Executive Directors			Total

	2018 £'000	2017 £'000	2016 £'000	2018 £'000	2017 £'000	2016 £'000	2018 £'000	2017 £'000	2016 £'000	2018 £'000	2017 £'000	2016 £'000

Salary; fees; benefits; incentives

– salary	2,211	2,122	2,057	–	–	–	–	–	–	2,211	2,122	2,057

– fees	–	–	–	680	660	645	1,092	1,042	1,051	1,772	1,702	1,696

– taxable benefits	427	385	335	116	129	106	303	195	122	846	709	563

– short-term incentives	5,031	4,689	4,622	–	–	–	-	–	–	5,031	4,689	4,622

– long-term incentives	5,300	10,192	4,483	–	–	–	-	–	–	5,300	10,192	4,483

Sub-total	12,969	17,388	11,497	796	789	751	1,395	1,237	1,173	15,160	19,414	13,421

Pension; other emoluments

– pension	921	612	634	–	–	–	–	–	–	921	612	634

– other emoluments	50	50	44	–	–	–	–	–	–	50	50	44

Sub-total	971	662	678	–	–	–	–	–	–	971	662	678

Total emoluments	13,940	18,050	12,175	796	789	751	1,395	1,237	1,173	16,131	20,076	14,099

Summary of Aggregate Gains on LTIP Shares Exercised
Aggregate gains on LTIP shares exercised in the year

	Award	Exercised LTIP shares	Exercise date	Price per share (£)	Aggregate gain (£)

Nicandro Durante	27 Mar 2015	122,477	27 Mar 2018	39.46	4,832,942

Ben Stevens	27 Mar 2015	66,925	27 Mar 2018	39.46	2,640,861

LTIP - Value of awards 2015

	Shares	Price per share (£)[1]	Face value (£)

Nicandro Durante	127,448	36.25	4,619,990

Ben Stevens	69,641	36.25	2,524,486

1	For information only as awards are made as nil cost options.

In 2018, no Sharesave were exercised by Executive Directors.